                   Allmerica Investment Trust (the "Trust")
                     Supplement effective August 11, 2000
                                       to
                          Prospectus dated May 1, 2000

The chart containing information on the individuals who are primarily responsible for the day-to-day management of the Select Aggressive Growth Fund under the heading "Management of the Funds" is amended to delete all of the information with respect to Lawrence S. Speidell and Mark W. Stuckelman and to include the following information with respect to David Pavan:

Fund Name and        Name and Title of     Service with   Business Experience
Sub-Adviser Name    Portfolio Manager(s)   Sub-Adviser    for Past Five Years
----------------    --------------------   -------------  -------------------

Select Aggressive     David Pavan, CFA,    1999-Present   He joined NACM in
Growth Fund           Portfolio Manager                   1999 as a Portfolio
Nicholas-Applegate                                        Manager for the U.S.
Capital Management,                                       Systematic portfolios.
L.P. ("NACM")                                             He was a Quantitative
                                                          Analyst at Putnam
                                                          Investment Management,
                                                          Inc. from 1997-1999.
                                                          Prior to 1997, he
                                                          served as Portfolio
                                                          Manager at Genus in
                                                          Canada.

The section relating to the Select Strategic Growth Fund in the same table noted above is amended to include the following information with respect to Nicholas
J. Capuano who has replaced Charles Larsen:

Fund Name and                           Name and Title of                  Service with       Business Experience
Sub-Adviser Name                       Portfolio Manager(s)                Sub-Adviser         for Past Five Years
----------------                       --------------------                -----------         -------------------
Select Strategic Growth Fund           Nicholas J. Capuano               1990 - Present    He joined TCW as an Account
TCW Investment Management              Managing Director                                   Manager and later served in
Company ("TCW")                        U.S. Equities                                       Client Relations and in the
                                                                                           Earnings Momentum Group.
                                                                                           He started in the Small Cap
                                                                                           Equities area in 1994.

The section relating to the Select Growth and Income Fund in the same table noted above is amended to delete all of the information with respect to James C. Wiess.